JOINT VENTURES AND ASSOCIATES (Tables)	6 Months Ended
Dec. 31, 2021
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and associates

	12/31/2021	06/30/2021
Assets
Synertech Industrias S.A.	30,867,914	27,572,597
Indrasa Biotecnología S.A.	113,821	54,957
Alfalfa Technologies S.R.L.	91,240	97,920
Moolec Science Limited	2,981,982	2,931,699
	34,054,957	30,657,173

Liabilities
Trigall Genetics S.A.	616,173	1,278,250
	616,173	1,278,250

Schedule of share of profit or loss of joint ventures and associates

	12/31/2021	12/31/2020
Trigall Genetics S.A.	662,077	(98,280)
Synertech Industrias S.A.	319,356	376,635
Moolec Science Limited	(114,709)	—
Indrasa Biotecnología S.A.	52,363	27,332
	919,087	305,687

Schedule of changes in joint ventures and associates investments

	12/31/2021	12/31/2020
As of the beginning of the period	29,378,923	23,103,963
Revaluation of property, plant and equipment	(363,848)	(11,495)
Foreign currency translation	3,504,622	49,996
Share of profit or loss	919,087	305,687
As of the end of the period	33,438,784	23,448,151